Schedule of Investments(a)
September 30, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.71%
Aerospace & Defense–2.47%
RTX Corp.	206,817	$14,884,620
Textron, Inc.	202,394	15,815,067
		30,699,687
Air Freight & Logistics–1.21%
FedEx Corp.	56,974	15,093,552
Apparel Retail–1.00%
TJX Cos., Inc. (The)	139,281	12,379,295
Application Software–0.97%
Salesforce, Inc.(b)	59,701	12,106,169
Asset Management & Custody Banks–1.46%
KKR & Co., Inc., Class A	295,024	18,173,478
Automobile Manufacturers–1.34%
General Motors Co.	504,468	16,632,310
Broadline Retail–1.72%
Amazon.com, Inc.(b)	168,242	21,386,923
Building Products–1.83%
Johnson Controls International PLC	428,565	22,803,944
Cable & Satellite–2.48%
Charter Communications, Inc., Class A(b)	38,189	16,796,286
Comcast Corp., Class A	318,134	14,106,062
		30,902,348
Casinos & Gaming–0.98%
Las Vegas Sands Corp.	264,505	12,124,909
Communications Equipment–1.93%
Cisco Systems, Inc.	447,428	24,053,729
Consumer Finance–0.94%
American Express Co.	78,441	11,702,613
Distillers & Vintners–1.12%
Diageo PLC (United Kingdom)	378,513	13,959,116
Distributors–1.02%
Genuine Parts Co.	87,537	12,638,592
Diversified Banks–7.26%
Bank of America Corp.	1,127,633	30,874,592
PNC Financial Services Group, Inc. (The)	114,277	14,029,787
Wells Fargo & Co.	1,111,435	45,413,234
		90,317,613
Electric Utilities–2.67%
American Electric Power Co., Inc.	155,220	11,675,648
Exelon Corp.	305,859	11,558,412
FirstEnergy Corp.	290,739	9,937,459
		33,171,519
Shares		Value
Electrical Components & Equipment–0.97%
Emerson Electric Co.	125,076	$12,078,589
Electronic Manufacturing Services–0.92%
TE Connectivity Ltd.	92,807	11,464,449
Fertilizers & Agricultural Chemicals–0.69%
Corteva, Inc.	166,698	8,528,270
Food Distributors–2.05%
Sysco Corp.	219,046	14,467,988
US Foods Holding Corp.(b)	278,850	11,070,345
		25,538,333
Gold–0.68%
Barrick Gold Corp. (Canada)	584,530	8,504,912
Health Care Equipment–2.74%
GE HealthCare Technologies, Inc.(c)	167,892	11,423,372
Medtronic PLC	289,346	22,673,152
		34,096,524
Health Care Facilities–0.67%
Universal Health Services, Inc., Class B	66,360	8,343,443
Health Care Services–2.96%
Cigna Group (The)	68,701	19,653,295
CVS Health Corp.	245,442	17,136,761
		36,790,056
Industrial Machinery & Supplies & Components–2.60%
Parker-Hannifin Corp.	54,057	21,056,282
Stanley Black & Decker, Inc.	134,227	11,218,693
		32,274,975
Insurance Brokers–1.58%
Willis Towers Watson PLC	94,253	19,695,107
Integrated Oil & Gas–5.20%
Chevron Corp.	60,150	10,142,493
Exxon Mobil Corp.	285,533	33,572,970
Shell PLC (Netherlands)	379,737	12,056,656
Suncor Energy, Inc. (Canada)	260,645	8,963,540
		64,735,659
Interactive Media & Services–3.56%
Alphabet, Inc., Class A(b)	224,582	29,388,801
Meta Platforms, Inc., Class A(b)	49,396	14,829,173
		44,217,974
Investment Banking & Brokerage–2.74%
Charles Schwab Corp. (The)	251,672	13,816,793
Goldman Sachs Group, Inc. (The)	62,675	20,279,750
		34,096,543
IT Consulting & Other Services–1.12%
Cognizant Technology Solutions Corp., Class A	204,659	13,863,601

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Shares		Value
Managed Health Care–2.54%
Centene Corp.(b)	338,267	$23,299,831
Elevance Health, Inc.	19,068	8,302,589
		31,602,420
Movies & Entertainment–1.15%
Walt Disney Co. (The)(b)	175,665	14,237,648
Multi-line Insurance–2.25%
American International Group, Inc.	461,935	27,993,261
Oil & Gas Exploration & Production–4.37%
ConocoPhillips	302,173	36,200,325
Pioneer Natural Resources Co.	79,167	18,172,785
		54,373,110
Oil & Gas Refining & Marketing–1.16%
Phillips 66	119,610	14,371,141
Packaged Foods & Meats–1.10%
Kraft Heinz Co. (The)	406,466	13,673,516
Pharmaceuticals–7.81%
Bristol-Myers Squibb Co.	319,947	18,569,724
GSK PLC	598,916	10,827,013
Johnson & Johnson	170,397	26,539,333
Merck & Co., Inc.	129,532	13,335,319
Pfizer, Inc.	287,871	9,548,681
Sanofi	171,239	18,374,319
		97,194,389
Property & Casualty Insurance–0.90%
Allstate Corp. (The)	100,837	11,234,250
Rail Transportation–1.22%
CSX Corp.	494,025	15,191,269
Real Estate Services–2.68%
CBRE Group, Inc., Class A(b)	452,026	33,386,640
Regional Banks–0.72%
Citizens Financial Group, Inc.	332,326	8,906,337
Semiconductor Materials & Equipment–0.99%
Lam Research Corp.	19,553	12,255,234
Semiconductors–3.32%
Intel Corp.(c)	484,603	17,227,637
Micron Technology, Inc.	155,583	10,584,311
NXP Semiconductors N.V. (China)	67,346	13,463,812
		41,275,760
Shares		Value
Specialty Chemicals–1.05%
DuPont de Nemours, Inc.	175,618	$13,099,347
Systems Software–1.23%
Oracle Corp.	144,034	15,256,081
Tobacco–1.87%
Philip Morris International, Inc.	251,535	23,287,110
Trading Companies & Distributors–2.46%
Ferguson PLC	186,205	30,625,136
Transaction & Payment Processing Services–1.49%
Fiserv, Inc.(b)	163,955	18,520,357
Wireless Telecommunication Services–1.52%
T-Mobile US, Inc.(b)	135,374	18,959,129
Total Common Stocks & Other Equity Interests (Cost $988,449,988)		1,227,816,367
Money Market Funds–2.16%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(d)(e)	9,417,327	9,417,327
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(d)(e)	6,726,589	6,727,934
Invesco Treasury Portfolio, Institutional Class, 5.26%(d)(e)	10,762,659	10,762,659
Total Money Market Funds (Cost $26,907,464)		26,907,920
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.87% (Cost $1,015,357,452)		1,254,724,287
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.20%
Invesco Private Government Fund, 5.30%(d)(e)(f)	2,364,380	2,364,380
Invesco Private Prime Fund, 5.51%(d)(e)(f)	89,826	89,826
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,454,215)		2,454,206
TOTAL INVESTMENTS IN SECURITIES–101.07% (Cost $1,017,811,667)		1,257,178,493
OTHER ASSETS LESS LIABILITIES—(1.07)%		(13,350,407)
NET ASSETS–100.00%		$1,243,828,086
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,678,640	$187,622,564	$(185,883,877)	$-	$-	$9,417,327	$440,312
Invesco Liquid Assets Portfolio, Institutional Class	5,484,743	134,016,117	(132,777,292)	456	3,910	6,727,934	321,558
Invesco Treasury Portfolio, Institutional Class	8,775,589	214,425,787	(212,438,717)	-	-	10,762,659	502,206
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,211,068	259,800,764	(271,647,452)	-	-	2,364,380	274,559*
Invesco Private Prime Fund	36,542,746	554,590,524	(591,035,699)	(2,507)	(5,238)	89,826	737,321*
Total	$72,692,786	$1,350,455,756	$(1,393,783,037)	$(2,051)	$(1,328)	$29,362,126	$2,275,956

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/27/2023	Bank of New York Mellon (The)	CAD	3,805,863	USD	2,826,819	$23,851
10/27/2023	State Street Bank & Trust Co.	CAD	5,467,886	USD	4,054,330	27,304
10/27/2023	State Street Bank & Trust Co.	EUR	13,112,626	USD	13,897,391	20,404
10/27/2023	State Street Bank & Trust Co.	GBP	23,241,217	USD	28,374,801	14,026
10/27/2023	State Street Bank & Trust Co.	USD	429,290	GBP	351,977	220
Subtotal—Appreciation						85,805
Currency Risk
10/03/2023	State Street Bank & Trust Co.	USD	1,301,331	CAD	1,755,199	(9,081)
Total Forward Foreign Currency Contracts						$76,724

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,172,599,263	$55,217,104	$—	$1,227,816,367
Money Market Funds	26,907,920	2,454,206	—	29,362,126
Total Investments in Securities	1,199,507,183	57,671,310	—	1,257,178,493
Other Investments - Assets*
Forward Foreign Currency Contracts	—	85,805	—	85,805
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(9,081)	—	(9,081)
Total Other Investments	—	76,724	—	76,724
Total Investments	$1,199,507,183	$57,748,034	$—	$1,257,255,217

*	Unrealized appreciation (depreciation).
Invesco V.I. Growth and Income Fund